Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities
Net income		$ 4,390	$ 3,950	$ 9,521	$ 7,532
Adjustments for non-cash items and others
Provision for credit losses		1,424	920	2,474	1,733
Depreciation		321	338	644	658
Deferred income taxes		(260)	(246)	(232)	(852)
Amortization and impairment of other intangibles		459	385	910	739
Net changes in investments in joint ventures and associates		(16)	(18)	(35)	(30)
Losses (Gains) on investment securities		(45)	(59)	(100)	(129)
Losses (Gains) on disposition of businesses			(1)		(5)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		(70)	(143)	1,176	2,173
Net change in accrued interest receivable and payable		323	1,414	(656)	1,589
Current income taxes		736	(430)	146	(115)
Derivative assets		(34,525)	(21,796)	(37,599)	15,616
Derivative liabilities		32,754	26,053	30,581	(9,602)
Trading securities		279	21,141	(5,837)	18,620
Loans, net of securitizations		(2,452)	(27,878)	(28,235)	(33,716)
Assets purchased under reverse repurchase agreements and securities borrowed		(21,476)	46,518	48,876	38,838
Obligations related to assets sold under repurchase agreements and securities loaned		6,734	(60,433)	(23,995)	(61,181)
Obligations related to securities sold short		1,363	(4,433)	11,537	(3,072)
Deposits		4,846	209	37,255	9,690
Brokers and dealers receivable and payable		717	505	(89)	8
Other		14,349	(1,599)	(5,337)	(5,740)
Net cash from (used in) operating activities		9,851	(15,603)	41,005	(17,246)
Cash flows from investing activities
Change in interest-bearing deposits with banks		(18,046)	22,621	50	32,627
Proceeds from sales and maturities of investment securities		53,100	43,051	110,118	108,531
Purchases of investment securities		(66,482)	(46,833)	(157,025)	(107,720)
Net acquisitions of premises and equipment and other intangibles		(483)	(410)	(1,164)	(892)
Net proceeds from (cash transferred for) dispositions			1		10
Cash used in acquisitions, net of cash acquired			(12,716)		(12,716)
Net cash from (used in) investing activities		(31,911)	5,714	(48,021)	19,840
Cash flows from financing activities
Issuance of subordinated debentures			2,000	1,500	2,000
Repayment of subordinated debentures				(1,500)
Issue of common shares, net of issuance costs		13	20	34	56
Common shares purchased for cancellation		(488)		(826)
Issue of preferred shares and other equity instruments, net of issuance costs			1,362	1,386	2,106
Redemption of preferred shares and other equity instruments					(21)
Sales of treasury shares and other equity instruments		2,034	1,516	4,138	2,856
Purchases of treasury shares and other equity instruments		(2,147)	(1,465)	(4,296)	(2,668)
Dividends paid on shares and distributions paid on other equity instruments		(2,210)	(1,262)	(4,311)	(2,502)
Dividends/distributions paid to non-controlling interests		(14)	(2)	(14)	(3)
Change in short-term borrowings of subsidiaries		2,068	(4,352)	2,068	(3,819)
Repayment of lease liabilities		(171)	(157)	(325)	(310)
Net cash from (used in) financing activities		(915)	(2,340)	(2,146)	(2,305)
Effect of exchange rate changes on cash and due from banks		396	(745)	1,060	(905)
Net change in cash and due from banks		(22,579)	(12,974)	(8,102)	(616)
Cash and due from banks at beginning of period	[1]	71,200	74,347	56,723	61,989
Cash and due from banks at end of period	[1]	48,621	61,373	48,621	61,373
Cash flows from operating activities include:
Amount of interest paid		16,367	16,788	35,844	35,708
Amount of interest received		24,269	24,930	50,316	49,880
Amount of dividends received		987	798	2,050	1,856
Amount of income taxes paid		$ 1,468	$ 1,221	$ 2,710	$ 2,076

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at April 30, 2025 (January 31, 2025 – $2 billion; October 31, 2024 – $2 billion; April 30, 2024 – $2 billion January 31, 2024 - $3 billion; October 31, 2023 – $3 billion).